Equity-accounted investees	6 Months Ended
Jun. 30, 2018
Interests in Other Entities [Abstract]
Equity-accounted investees
Equity-accounted investees

(in thousands of USD)	June 30, 2018	December 31, 2017

Assets
Interest in joint ventures	35,824	30,595
Interest in associates	—	—
TOTAL ASSETS	35,824	30,595

Associates

(in thousands of USD)	June 30, 2018	December 31, 2017

Carrying amount of interest at the beginning of the period	—	1,546
Group's share of profit (loss) for the period	—	149
Dividend in kind (shares TUKA) distributed by associate	—	(1,559)
Reclassification of associate to joint venture	—	(136)
Carrying amount of interest at the end of the period	—	—

Joint Ventures
The following table contains a roll forward of the balance sheet amounts with respect to the Group’s joint ventures:

	ASSET		LIABILITY
(in thousands of USD)	Investments in equity accounted investees	Shareholders loans	Investments in equity accounted investees	Shareholders loans
Gross balance	(3,298)	203,512	—	—
Offset investment with shareholders loan	20,165	(20,165)	—	—
Balance at January 1, 2017	16,867	183,348	—	—

Group's share of profit (loss) for the period	29,933	—	—	—
Group's share of other comprehensive income	483	—	—	—
Dividends received from joint ventures	(1,250)	—	—	—
Dividend in kind (shares TUKA) received from associate	1,559	—	—	—
Reclassification of associate to joint venture	136	—	—	—
Movement shareholders loans to joint ventures	—	(40,750)	—	—

Gross balance	27,565	162,763	—	—
Offset investment with shareholders loan	3,030	(3,030)	—	—
Balance at December 31, 2017	30,595	159,733	—	—

Group's share of profit (loss) for the period	8,419	—	—	—
Group's share of other comprehensive income	(160)	—	—	—
Movement shareholders loans to joint ventures	—	(118,701)	—	—

Gross balance	35,824	44,062	—	—
Offset investment with shareholders loan	—	—	—	—
Balance at June 30, 2018	35,824	44,062	—	—

The decrease in the balance of shareholders’ loans to joint ventures since December 31, 2017 is primarily due to the USD 220.0 million senior secured credit facility which TI Asia Ltd. and TI Africa Ltd. concluded on March 29, 2018 (see Note 6). The shareholders loans were partially repaid by using a part of this new borrowing. In addition, the Company provided a guarantee for the revolving tranche of the above credit facility.

In connection to the USD 220.0 million facility, the Group entered in several Interest Rate Swap (IRSs) instruments for a combined notional value of USD 208.8 million (Euronav’s share amounts to 50%). These IRSs have been used to hedge the risk related to the fluctuation of the Libor rate and qualified for hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs have a remaining duration of four years matching the repayment profile of that facility and mature on July 21, 2022 and September 22, 2022 for FSO Asia and FSO Africa respectively (Note 13).